ACCUMULATED OTHER COMPREHENSIVE LOSS - SCHEDULE OF ACCUMULATED OTHER COMPREHENSIVE LOSS (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accumulated Other Comprehensive Loss
Balance at the beginning of the period	$ 278,811,000	$ 799,776,000	$ 799,776,000	$ 877,026,000	$ 747,309,000
Other comprehensive (loss) income	7,487,000	(48,988,000)	(59,011,000)	(62,051,000)	6,854,000
Balance at the end of the period			278,811,000	799,776,000	877,026,000
Foreign Currency Translation Adjustment
Accumulated Other Comprehensive Loss
Balance at the beginning of the period	(139,784,000)	(76,800,000)	(76,800,000)
Other comprehensive (loss) income	7,490,000	(49,216,000)	(62,984,000)	(59,710,000)
Balance at the end of the period	(132,294,000)	(126,016,000)	(139,784,000)	(76,800,000)
Amounts reclassified to earnings			2,191,000
Unrealized Gain On Available-For-Sale Security
Accumulated Other Comprehensive Loss
Balance at the beginning of the period	2,964,000	(1,248,000)	(1,248,000)
Other comprehensive (loss) income	0	515,000	4,212,000	(1,950,000)
Balance at the end of the period	2,964,000	(733,000)	2,964,000	(1,248,000)
Amounts reclassified to earnings			0
Accumulated Other Comprehensive (Loss) Income
Accumulated Other Comprehensive Loss
Balance at the beginning of the period	(136,820,000)	(78,048,000)	(78,048,000)	(16,388,000)	(20,948,000)
Other comprehensive (loss) income	7,490,000	(48,701,000)	(58,772,000)	(61,660,000)
Balance at the end of the period	(129,330,000)	(126,749,000)	(136,820,000)	(78,048,000)	$ (16,388,000)
Amounts reclassified to earnings	0	0	2,191,000
Tax benefit or provision in AOCI	$ 0	$ 0	$ 0	$ 0